Net Income (Loss) Per Share - Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [line items]
Net (loss) income	$ 779	$ (4,911)
Basic weighted average number of shares outstanding (in shares)	21,523,416	16,440,760
Net income (loss) per share (basic)	$ 0.04	$ (0.30)
Diluted weighted average number of shares outstanding (in shares)	21,860,416	16,440,760
Net income (loss) per share (diluted)	$ 0.04	$ (0.30)
Stock Options and DSUs [Member]
Earnings per share [line items]
Diluted weighted average number of shares outstanding (in shares)	337,000
Share Purchase Warrants [Member]
Earnings per share [line items]
Diluted weighted average number of shares outstanding (in shares)
Antidilutive securities excluded from computation of earnings per share (in shares)	9,453,174	3,391,844
Stock Options [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	208,357	889,685
Deferred Stock Units [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)